Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of March 31, 2026	As of September 30, 2025
Accrued payroll and welfare	$186,326	$169,841
Tax Payable	49,721	61,982
Accrued service fee	198,243	25,913
Others	6,755	25,184
Total	$441,045	$282,920